Loan Receivables - Schedule of Loan Receivables (Details) - Loan Receivables [Member]	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Loan Receivables [Line Items]
Loan Advances And Financing Gross	RM 176,968,391	$ 42,008,305	RM 93,705,719
Less: Unearned interest	(27,632,405)	(6,559,309)	(17,887,877)
Total	149,335,986	35,448,996	75,817,842
Less: Provision for allowance for expected credit losses on loan receivables	(749,437)	(177,899)	(510,281)
Total loan receivables	148,586,549	35,271,097	75,307,561
Beginning balances	510,281	114,147	272,225
Additions	239,156	56,770	238,056
Reversal
Currency realignment		6,982
Ending balance	749,437	177,899	510,281
Current asset	76,493,916	18,157,931	45,971,489
Non-current asset	72,092,633	17,113,166	29,336,072
Personal loans [Member]
Schedule of Loan Receivables [Line Items]
Loan Advances And Financing Gross	54,187,113	12,862,799	153,912
Term loans [Member]
Schedule of Loan Receivables [Line Items]
Loan Advances And Financing Gross	109,329,077	25,952,258	93,551,807
Term Loans to Related Parties [Member]
Schedule of Loan Receivables [Line Items]
Loan Advances And Financing Gross	RM 13,452,201	$ 3,193,248